Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (loss) to be reclassified in next twelve months	$ 328
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (loss) to be reclassified in next twelve months	(608)
Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (loss) to be reclassified in next twelve months	$ 184